OMB APPROVAL
                                                 OMB Number:       3235-0570
                                                 Expires:  August 31, 2013
                                                 Estimated average burden
                                                 hours per response.....18.9



                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07870

                          Pioneer Real Estate Shares
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2011 through June 30, 2011


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.



Pioneer Real
Estate Shares
--------------------------------------------------------------------------------
Semiannual Report | June 30, 2011
--------------------------------------------------------------------------------

Ticker Symbols:
Class A   PWREX
Class B   PBREX
Class C   PCREX
Class Y   PYREX


[LOGO] PIONEER
       Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents


Letter to Shareowners                                                          2
Portfolio Management Discussion                                                4
Portfolio Summary                                                              8
Prices and Distributions                                                       9
Performance Update                                                            10
Comparing Ongoing Fund Expenses                                               14
Schedule of Investments                                                       16
Financial Statements                                                          21
Notes to Financial Statements                                                 29
Trustees, Officers and Service Providers                                      37


                  Pioneer Real Estate Shares | Semiannual Report | 6/30/11     1

President's Letter


Dear Shareowner,

The U.S. economy went through a soft patch in the first half of 2011, and the second half of the year, so far, has been highlighted by the U.S. government's battle over the debt ceiling and Standard & Poor's downgrade of the U.S. Treasury's credit rating from the top rating of "AAA" for the first time in history. The markets reacted quite negatively to the credit downgrade, and there is concern about the strength of the global economy going forward.

Pioneer is cautiously optimistic that the U.S. economy will see moderate economic growth over the balance of 2011, though at a slower pace than we had expected earlier this year. While housing and employment remain weak, the private sector shows signs of slow but steady improvement, led by higher capital investment, solid exports, improved consumption, and gradually rising demand for consumer auto loans and commercial loans. At the same time, the risks to growth remain substantial, including high unemployment, continued delays in the housing sector's recovery, and the fiscal drag of U.S. federal and state budget cuts.

The difficult recovery process has been accompanied by wide market swings. While this is a challenging environment, our investment professionals continue to focus on finding good opportunities to invest in both equity and bond markets using the same disciplined approach Pioneer has used since 1928. Our approach is to identify undervalued individual securities with the greatest potential for success, carefully weighing risk against reward. Our teams of investment professionals continually monitor and analyze the relative valuations of different sectors and securities globally to help build portfolios that we believe can help you achieve your investment goals.

At Pioneer, we have long advocated the benefits of staying diversified and investing for the long term. The strategy has generally performed well for many investors. Our advice, as always, is to work closely with a trusted financial advisor to discuss your goals and work together to develop an investment strategy that meets your individual needs. There is no single best strategy that works for every investor.

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at


2     Pioneer Real Estate Shares | Semiannual Report | 6/30/11
us.pioneerinvestments.com. We greatly appreciate your trust in us and we thank you for investing with Pioneer.

Sincerely,





/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.


Any information in this shareowner report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


                  Pioneer Real Estate Shares | Semiannual Report | 6/30/11     3

Portfolio Management Discussion | 6/30/11

Real estate investments enjoyed strong absolute and relative performance in the first half of 2011, outperforming the broader equities market, amid great market volatility and shifting investor sentiment. In the following interview, Matthew Troxell of AEW Capital Management, L.P., subadviser of Pioneer Real Estate Shares, discusses the Fund's performance and investment strategies over the six months ended June 30, 2011, and his outlook for the months ahead.

Q How did Pioneer Real Estate Shares perform for the six months ended June 30, 2011?

A Pioneer Real Estate Shares Class A shares returned 10.34% at net asset value over the six months ended June 30, 2011, while the Fund's benchmark, the Morgan Stanley Capital International (MSCI) U.S. Real Estate Investment Trust (REIT) Index (the MSCI Index), returned 10.32%. Over the same period, the average return of the 224 mutual funds in Lipper's Real Estate Funds category was 9.91%.

   Recent merger and acquisition activity as well as attractive yields for REITs, positive inflows and slowly improving commercial real estate market fundamentals contributed to a rewarding six-month period for both the Fund and the sector as a whole.

Q Which holdings or strategies contributed to the Fund's performance during the six-month period ended June 30, 2011?

A The Fund's top contributors during the six-month period included overweight positions in Nationwide Health Properties and Extra Space Storage. Nationwide Health Properties benefited from the February 2011 announcement that the company had agreed to be acquired by Ventas, another health care REIT, at a premium over its share price. The combined company created the largest health care REIT in the country. Extra Space Storage's outperformance during the period was attributable to the company's continued strong operating results and solid balance sheet. We believe the company has one of the best portfolios in the storage sector, which should lead to superior same-store results over time.

   In terms of sector allocation, our decision to underweight the Fund's investments in the underperforming health care sector and overweight investments in the outperforming storage sector proved most beneficial to performance. Stock selection in the apartment, office, regional mall, and storage sectors also were beneficial to the Fund's performance during the period.


4     Pioneer Real Estate Shares | Semiannual Report | 6/30/11

Q What Fund holdings or investment strategies proved disappointing over the six months ended June 30, 2011?

A The Fund's top individual detractors relative to the MSCI Index benchmark over the six-month period were overweight positions in the underperforming industrial REIT First Potomac Realty and in the health care REIT Omega Healthcare Investors. First Potomac's performance was negatively affected by a higher-than-anticipated number of tenant departures during the period. Despite the underperformance, we remain confident in the company's ability to make attractive acquisitions and its potential for accelerating income growth as the economy improves. Those factors, combined with management's solid track record, lead us to believe that First Potomac still offers compelling relative value.

   Omega Healthcare Investors also lagged during the six-month period, but not because of any material, company-specific developments in our opinion. We continue to believe that the company represents a solid relative value.

   In terms of sector allocation, the Fund's underweight position in the outperforming regional mall sector and a modest cash balance, which held back performance in light of the REIT sector's positive absolute performance for the six-month period, were the biggest detractors to relative performance.

Q In your opinion, are the various subsectors of the real estate market experiencing improving fundamentals?

A The health of the various property subsectors is closely tied to the lease structure between tenants and landlords. Short-lease sectors such as hotels, apartments, and self-storage facilities have been recovering strongly for more than a year; the gains have been reflected in both rents and occupancy rates and have flowed into net operating income growth as well. More recently, hotels have slipped somewhat as the economy has slowed.

   While absorption has turned positive for the longer-lease sectors such as office, industrial and retail, occupancies have risen only modestly in the office and industrial areas and have actually declined somewhat in retail, as retailers have been holding back on store expansions until the direction of the economic recovery becomes clear. While REITs are generally performing somewhat better than their private-sector counterparts in those sectors, and are further along in their recovery, they are still coming back from the depressed levels experienced in 2009 and 2010.

   Assuming the economic recovery continues, we think the real estate sector should see several years of positive earnings momentum, as property fundamentals continue to improve.


                  Pioneer Real Estate Shares | Semiannual Report | 6/30/11     5

Q Given market fundamentals, have real estate companies been growing dividends or maintaining the status quo?

A Broadly speaking, dividends have been increasing since the financial crisis forced many REITs to cut or even discontinue them. Thus far in 2011, many REITs have increased dividends, and payout ratios remain low enough that many REITs have substantial freedom to increase dividends even further. Moreover, earnings in the longer-lease sectors appear poised to recover from depressed levels. As long as the economic recovery remains intact, we expect dividend increases to be a driving force behind total returns for REITs in the coming years.

Q In your view, what factors pose the greatest risks to the U.S. economic recovery at this time, and how are you managing those risks in your investment approach for the Fund?

A Despite substantial fiscal and monetary stimulus, the U.S. economic recovery struggled in the first half of 2011, due in large part to unforeseen events -- including rising energy prices generated by unrest in the Middle East and the supply chain disruptions that resulted from Japan's earthquake and tsunami disaster. Markets also have been digesting the end of the Federal Reserve Board's quantitative easing program. The central bank's efforts have provided substantial support for asset prices, as has the ongoing expectation that interest rates will remain low for the foreseeable future. Any sharp increase in interest rates would pose a substantial challenge to the economic recovery.

   The recent, ongoing debate in Washington about the debt ceiling has been another concern for the markets. On the fiscal side, the payroll tax and investment credit stimulus that were enacted to boost 2011 growth have been less effective than hoped, mainly due to the macroeconomic and geopolitical disruptions that we've discussed. The stimulus measures are largely expected to expire at the end of 2011, which could add a further drag on economic growth.

   A Greece-led meltdown of sovereign debt in Europe is, for the time being, secondary to the other concerns we've noted, as those events would be most damaging to banks in France and Germany. Such an occurrence does, however, loom as a risk for U.S. investors, because it could adversely affect the U.S. economy, especially if other troubled European countries' fiscal situations deteriorate further.

   Amid the many challenges, our goal is to continue to maintain a Fund portfolio that is broadly diversified, with exposure to every major region and sector in the United States, while employing multiple checks to make sure that the Fund is getting exposure to companies with varying leverage levels, yields and other risk factors. Risk cannot be avoided, but we seek to manage


6     Pioneer Real Estate Shares | Semiannual Report | 6/30/11
   risk in order to help the Fund achieve the most attractive risk-adjusted returns as possible.


Please refer to the Schedule of Investments on pages 16-20 for a full listing of Fund securities.

The Fund invests in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries or sectors.

These risks may increase share price volatility.

Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes.


                  Pioneer Real Estate Shares | Semiannual Report | 6/30/11     7

Portfolio Summary | 6/30/11

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)


[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                              82.7%
Temporary Cash Investments                      17.3%

Sector Diversification
--------------------------------------------------------------------------------
(As a percentage of equity holdings)


[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Apartment                                       17.1%
Regional Mall                                   14.0%
Office                                          13.6%
Health Care                                     10.8%
Shopping Center                                  9.5%
Diversified                                      8.7%
Industrial                                       8.0%
Storage                                          7.6%
Hotel                                            6.5%
Triple Net Lease                                 3.0%
Manufactured Home                                1.2%


10 Largest Holdings*
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

    1.    Simon Property Group, Inc.                 9.91%
--------------------------------------------------------------------------------
    2.    Equity Resident Property Trust             7.43
--------------------------------------------------------------------------------
    3.    Boston Properties, Inc.                    5.60
--------------------------------------------------------------------------------
    4.    AvalonBay Communities, Inc.                5.09
--------------------------------------------------------------------------------
    5.    Public Storage, Inc.                       5.09
--------------------------------------------------------------------------------
    6.    Vornado Realty Trust                       4.83
--------------------------------------------------------------------------------
    7.    HCP, Inc.                                  4.02
--------------------------------------------------------------------------------
    8.    Nationwide Health Properties, Inc.         3.71
--------------------------------------------------------------------------------
    9.    The Macerich Co.                           3.61
--------------------------------------------------------------------------------
   10.    Host Hotels & Resorts, Inc.                3.17
--------------------------------------------------------------------------------

* This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any securities listed.


8     Pioneer Real Estate Shares | Semiannual Report | 6/30/11

Prices and Distributions | 6/30/11

Net Asset Value per Share
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      Class           6/30/11           12/31/10
--------------------------------------------------------------------------------
       A               $ 22.32           $ 20.41
--------------------------------------------------------------------------------
       B               $ 22.01           $ 20.13
--------------------------------------------------------------------------------
       C               $ 22.04           $ 20.15
--------------------------------------------------------------------------------
       Y               $ 22.30           $ 20.39
--------------------------------------------------------------------------------

Distributions per Share: 1/1/11-6/30/11
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                    Net
                Investment        Short-Term        Long-Term
      Class       Income       Capital Gains     Capital Gains
--------------------------------------------------------------------------------
       A         $ 0.1900          $ --              $ --
--------------------------------------------------------------------------------
       B         $ 0.0700          $ --              $ --
--------------------------------------------------------------------------------
       C         $ 0.1000          $ --              $ --
--------------------------------------------------------------------------------
       Y         $ 0.2500          $ --              $ --
--------------------------------------------------------------------------------

Index Definition
--------------------------------------------------------------------------------
The MSCI U.S. REIT Index is a widely used index comprising a broad representation of the most actively traded real estate trusts, and is designed to be a measure of real estate equity performance. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. It is not possible to invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" and "Value of $5 Million Investment" charts on pages 10-13.


                  Pioneer Real Estate Shares | Semiannual Report | 6/30/11     9

Performance Update | 6/30/11                                      Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Real Estate Shares at public offering price, compared to that of the Morgan Stanley Capital International (MSCI) U.S. REIT Index.


 Average Annual Total Returns
 (As of June 30, 2011)
--------------------------------------------------------------------------------
                                               Net Asset       Public Offering
 Period                                        Value (NAV)     Price (POP)
--------------------------------------------------------------------------------
 10 Years                                      10.44%            9.79%
 5 Years                                        1.68             0.48
 1 Year                                        32.12            24.53
--------------------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated May 1, 2011, as revised
 May 20, 2011)
--------------------------------------------------------------------------------
                                               Gross           Net
--------------------------------------------------------------------------------
                                                1.62%            1.62%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment
                                       Pioneer             MSCI
                                     Real Estate         U.S. REIT
                                       Shares              Index
6/01                                     9,425             10,000
                                        10,751             11,606
6/03                                    11,024             12,063
                                        14,122             15,239
6/05                                    18,994             20,257
                                        23,423             24,237
6/07                                    25,662             27,158
                                        21,704             23,317
6/09                                    12,475             13,119
                                        19,266             20,364
6/11                                    25,454             27,306

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


10     Pioneer Real Estate Shares | Semiannual Report | 6/30/11

Performance Update | 6/30/11                                      Class B Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Real Estate Shares, compared to that of the Morgan Stanley Capital International (MSCI) U.S. REIT Index.


 Average Annual Total Returns
 (As of June 30, 2011)
--------------------------------------------------------------------------------
                                                   If           If
 Period                                            Held         Redeemed
--------------------------------------------------------------------------------
 10 Years                                           9.35%         9.35%
 5 Years                                            0.51          0.51
 1 Year                                            30.52         26.52
--------------------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated May 1, 2011, as revised
 May 20, 2011)
--------------------------------------------------------------------------------
                                                   Gross          Net
--------------------------------------------------------------------------------
                                                    2.90%          2.90%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment
                                       Pioneer              MSCI
                                     Real Estate          U.S. REIT
                                       Shares               Index
6/01                                    10,000              10,000
                                        11,313              11,606
6/03                                    11,511              12,063
                                        14,627              15,239
6/05                                    19,508              20,257
                                        23,833              24,237
6/07                                    25,883              27,158
                                        21,672              23,317
6/09                                    12,281              13,119
                                        18,726              20,364
6/11                                    24,441              27,306


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares is 4% and declines over five years. For more complete information, please see the prospectus. Note: Shares purchased prior to December 1, 2004, remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


                 Pioneer Real Estate Shares | Semiannual Report | 6/30/11     11

Performance Update | 6/30/11                                      Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Real Estate Shares, compared to that of the Morgan Stanley Capital International (MSCI) U.S. REIT Index.


 Average Annual Total Returns
 (As of June 30, 2011)
--------------------------------------------------------------------------------
                                                   If           If
 Period                                            Held         Redeemed
--------------------------------------------------------------------------------
 10 Years                                           9.53%         9.53%
 5 Years                                            0.77          0.77
 1 Year                                            30.97         30.97
--------------------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated May 1, 2011, as revised
 May 20, 2011)
--------------------------------------------------------------------------------
                                                   Gross          Net
--------------------------------------------------------------------------------
                                                    2.50%         2.50%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment
                                       Pioneer              MSCI
                                     Real Estate          U.S. REIT
                                       Shares               Index
6/01                                    10,000             10,000
                                        11,320             11,606
6/03                                    11,526             12,063
                                        14,653             15,239
6/05                                    19,559             20,257
                                        23,918             24,237
6/07                                    25,983             27,158
                                        21,785             23,317
6/09                                    12,398             13,119
                                        18,977             20,364
6/11                                    24,854             27,306

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


12     Pioneer Real Estate Shares | Semiannual Report | 6/30/11

Performance Update | 6/30/11                                      Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $5 million investment made in Pioneer Real Estate Shares, compared to that of the Morgan Stanley Capital International (MSCI) U.S. REIT Index.


 Average Annual Total Returns
 (As of June 30, 2011)
--------------------------------------------------------------------------------
                                                  If           If
 Period                                           Held         Redeemed
--------------------------------------------------------------------------------
 10 Years                                          11.09%        11.09%
 5 Years                                            2.32          2.32
 1 Year                                            32.87         32.87
--------------------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated May 1, 2011, as revised
 May 20, 2011)
--------------------------------------------------------------------------------
                                                  Gross          Net
--------------------------------------------------------------------------------
                                                    1.00%         1.00%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $5 Million Investment
                                         Pioneer                MSCI
                                       Real Estate            U.S. REIT
                                         Shares                 Index
6/01                                     5,000,000             5,000,000
                                         5,730,233             5,802,991
6/03                                     5,913,686             6,031,339
                                         7,619,234             7,619,621
6/05                                    10,298,927            10,128,544
                                        12,764,277            12,118,642
6/07                                    14,052,742            13,579,184
                                        11,947,788            11,658,369
6/09                                     6,929,826             6,559,297
                                        10,773,240            10,182,097
6/11                                    14,314,564            13,652,911

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


                 Pioneer Real Estate Shares | Semiannual Report | 6/30/11     13

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables
--------------------------------------------------------------------------------
Actual Expenses


The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000
    Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Real Estate Shares

Based on actual returns from January 1, 2011 through June 30, 2011.


--------------------------------------------------------------------------------------
 Share Class                 A                B                C                Y
--------------------------------------------------------------------------------------
 Beginning Account       $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00
 Value on 1/1/11
--------------------------------------------------------------------------------------
 Ending Account          $ 1,103.40       $ 1,097.00       $ 1,099.00       $ 1,106.60
 Value on 6/30/11
--------------------------------------------------------------------------------------
 Expenses Paid           $     7.98       $    14.30       $    12.39       $     5.17
 During Period*
--------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.53%, 2.75%, 2.38% and 0.99% for Class A, Class B, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


14     Pioneer Real Estate Shares | Semiannual Report | 6/30/11

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.


You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Real Estate Shares

Based on a hypothetical 5% return per year before expenses, reflecting the period from January 1, 2011 through June 30, 2011.


--------------------------------------------------------------------------------------
 Share Class                 A                B                C                Y
--------------------------------------------------------------------------------------
 Beginning Account       $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00
 Value on 1/1/11
--------------------------------------------------------------------------------------
 Ending Account          $ 1,017.21       $ 1,011.16       $ 1,012.99       $ 1,019.89
 Value on 6/30/11
--------------------------------------------------------------------------------------
 Expenses Paid           $     7.65       $    13.71       $    11.88       $     4.96
 During Period*
--------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.53%, 2.75%, 2.38% and 0.99% for Class A, Class B, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


                 Pioneer Real Estate Shares | Semiannual Report | 6/30/11     15

Schedule of Investments | 6/30/11 (unaudited)

------------------------------------------------------------------------------
 Shares                                                             Value
------------------------------------------------------------------------------
            COMMON STOCKS -- 100.1%
            CONSUMER DURABLES & APPAREL -- 0.0%
            Homebuilding -- 0.0%
  6,543     Brookfield Residential Properties, Inc.*              $     64,907
                                                                  ------------
            Total Consumer Durables & Apparel                     $     64,907
------------------------------------------------------------------------------
            CONSUMER SERVICES -- 2.5%
            Hotels, Resorts & Cruise Lines -- 2.5%
 80,800     Pebblebrook Hotel Trust                               $  1,631,352
 33,900     Starwood Hotels & Resorts Worldwide, Inc. (b)            1,899,756
                                                                  ------------
                                                                  $  3,531,108
                                                                  ------------
            Total Consumer Services                               $  3,531,108
------------------------------------------------------------------------------
            REAL ESTATE -- 97.6%
            Diversified Real Estate Investment Trusts -- 8.7%
 45,069     American Assets Trust, Inc.                           $  1,011,799
109,000     Liberty Property Trust (b)                               3,551,220
100,500     Retail Opportunity Investment Corp.                      1,081,380
 74,900     Vornado Realty Trust (b)                                 6,979,182
                                                                  ------------
                                                                  $ 12,623,581
------------------------------------------------------------------------------
            Industrial Real Estate Investment Trusts -- 7.6%
263,800     DCT Industrial Trust, Inc. (b)                        $  1,379,674
118,000     Dupont Fabros Technology, Inc. (b)                       2,973,600
135,500     First Potomac Realty Trust                               2,074,505
126,700     Prologis, Inc.                                           4,540,928
                                                                  ------------
                                                                  $ 10,968,707
------------------------------------------------------------------------------
            Office Real Estate Investment Trusts -- 13.9%
 27,200     Alexandria Real Estate Equities, Inc.                 $  2,105,824
130,900     BioMed Property Trust, Inc.                              2,518,516
 76,300     Boston Properties, Inc. (b)                              8,100,007
 30,700     Coresite Realty Corp.                                      503,480
 19,000     Corporate Office Properties, Inc.                          591,090
 14,600     Digital Realty Trust, Inc. (b)                             901,988
105,000     Kilroy Realty Corp. (b)                                  4,146,450
 58,000     Piedmont Office Realty Trust, Inc. (b)                   1,182,620
                                                                  ------------
                                                                  $ 20,049,975
------------------------------------------------------------------------------
            Real Estate Operating Companies -- 0.9%
 63,900     Brookfield Office Properties, Inc.                    $  1,231,992
------------------------------------------------------------------------------
            Residential Real Estate Investment Trusts -- 18.3%
 21,300     American Campus Communities, Inc. (b)                 $    756,576
 57,300     AvalonBay Communities, Inc.*(b)                          7,357,320
 57,500     Camden Property Trust*                                   3,658,150
 68,500     Campus Crest Communities, Inc.                             886,390
 27,500     Equity Lifestyle Properties, Inc.                        1,717,100
179,000     Equity Residential Property Trust                       10,740,000

The accompanying notes are an integral part of these financial statements.

16     Pioneer Real Estate Shares | Semiannual Report | 6/30/11

------------------------------------------------------------------------------------
 Shares                                                                   Value
------------------------------------------------------------------------------------
            Residential Real Estate Investment Trusts -- (continued)
 10,000     Essex Property Trust, Inc. (b)                              $  1,352,900
                                                                        ------------
                                                                        $ 26,468,436
------------------------------------------------------------------------------------
            Retail Real Estate Investment Trusts -- 23.9%
168,500     Developers Diversified Realty Corp. (b)                     $  2,375,850
 53,500     Federal Realty Investment Trust (b)                            4,557,130
224,400     Kite Realty Group Trust                                        1,117,512
 54,000     National Retail Properties, Inc. (b)                           1,323,540
 85,800     Ramco-Gershenson Properties Trust                              1,062,204
 12,000     Realty Income Corp. (b)                                          401,880
 79,100     Regency Centers Corp. (b)                                      3,478,027
123,200     Simon Property Group                                          14,319,536
 11,400     Taubman Centers, Inc.                                            674,880
 97,500     The Macerich Co. (b)                                           5,216,250
                                                                        ------------
                                                                        $ 34,526,809
------------------------------------------------------------------------------------
            Specialized Real Estate Investment Trusts -- 24.3%
 56,500     Entertainment Properties Trust (b)                          $  2,638,550
170,000     Extra Space Storage, Inc.                                      3,626,100
158,400     HCP, Inc.                                                      5,811,696
 29,600     Health Care REIT, Inc. (b)                                     1,551,928
270,000     Host Hotels & Resorts, Inc.                                    4,576,500
129,600     Nationwide Health Properties, Inc.                             5,366,736
135,100     Omega Healthcare Investors, Inc. (b)                           2,838,451
 64,500     Public Storage, Inc. (b)                                       7,353,645
 74,200     RLJ Lodging Trust                                              1,288,854
                                                                        ------------
                                                                        $ 35,052,460
                                                                        ------------
            Total Real Estate                                           $140,921,960
------------------------------------------------------------------------------------
            TOTAL COMMON STOCKS
            (Cost $74,301,773)                                          $144,517,975
------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
Principal
Amount ($)
-------------------------------------------------------------------------------------
               TEMPORARY CASH INVESTMENTS -- 20.9%
               SECURITIES LENDING COLLATERAL -- 20.9% (c)
               Certificates of Deposit:
  903,298      Bank of America NA, 0.19%, 9/2/11                         $    903,298
  903,298      Bank of Montreal Chicago, 0.12%, 7/8/11                        903,298
  722,639      Bank of Nova Scotia, 0.30%, 6/11/12                            722,639
  180,660      Bank of Nova Scotia, 0.25%, 9/29/12                            180,660
  420,034      BBVA Group NY, 0.47%, 8/10/11                                  420,034
  505,847      BBVA Group NY, 0.36%, 7/7/11                                   505,847
  632,309      BBVA Group NY, 1.19%, 7/26/11                                  632,309
  126,462      BNP Paribas Bank NY, 0.27%, 8/5/11                             126,462
  903,298      Canadian Imperial Bank of Commerce NY, 0.20%, 10/3/11          903,298
  722,639      DnB NOR Bank ASA NY, 0.18%, 8/10/11                            722,639

The accompanying notes are an integral part of these financial statements.

                 Pioneer Real Estate Shares | Semiannual Report | 6/30/11     17

------------------------------------------------------------------------------------
Principal
Amount ($)                                                                Value
------------------------------------------------------------------------------------
               Certificates of Deposit -- (continued)
  451,639      National Australia Bank NY, 0.29%, 10/19/11              $    451,639
  993,790      RaboBank Netherland NV NY, 0.29%, 4/2/12                      993,790
  541,979      Royal Bank of Canada NY, 0.32%, 12/2/11                       541,979
  361,319      SOCGEN NY, 0.28%, 7/11/11                                     361,319
  180,660      SOCGEN NY, 0.26%, 7/14/11                                     180,660
  270,990      SOCGEN NY, 0.16%, 7/7/11                                      270,990
  903,298      Westpac Banking Corp. NY, 0.32%, 12/6/11                      903,298
                                                                        ------------
                                                                        $  9,724,159
------------------------------------------------------------------------------------
               Commercial Paper:
  361,319      American Honda Finance, 0.34%, 1/11/12                   $    361,319
  541,828      Australia & New Zealand Banking Group, 0.34%, 9/6/11          541,828
  330,799      Australia & New Zealand Banking Group, 0.87%, 8/4/11          330,799
  135,472      BCSFUN, 0.22%, 7/29/11                                        135,472
  903,137      CBAPP, 0.20%, 8/3/11                                          903,137
   99,439      General Electric Capital Corp., 0.44%, 11/21/11                99,439
  821,853      HSBC, 0.17%, 8/9/11                                           821,853
  812,969      JPMorgan Chase & Co., 0.30%, 7/17/12                          812,969
  812,231      NESCAP, 0.25%, 12/20/11                                       812,231
  722,547      NORDNA, 0.27%, 7/18/11                                        722,547
  722,588      PARFIN, 0.25%, 7/11/11                                        722,588
  451,649      Royal Bank of Canada NY, 0.30%, 6/29/12                       451,649
  451,600      SANCPU, 0.39%, 7/11/11                                        451,600
  451,151      SANCPU, 0.73%, 9/1/11                                         451,151
  541,695      Sanofi Aventis, 0.68%, 10/20/11                               541,695
  631,924      SEB, 0.30%, 9/12/11                                           631,924
  361,182      SOCNAM, 0.22%, 9/1/11                                         361,182
  903,298      Svenska Handelsbanken, 0.29%, 6/29/12                         903,298
  903,298      Toyota Motor Credit Corp., 0.32%, 9/8/11                      903,298
  383,902      UXTPP, 0.32%, 7/1/11                                          383,902
  451,585      VARFUN, 0.32%, 8/4/11                                         451,585
  104,766      VARFUN, 0.32%, 8/8/11                                         104,766
  252,882      VARFUN, 0.32%, 8/9/11                                         252,882
  361,406      Wachovia, 0.41%, 10/15/11                                     361,406
  271,198      Wachovia, 0.40%, 3/1/12                                       271,198
  180,759      Wells Fargo & Co., 0.36%, 1/24/12                             180,759
                                                                        ------------
                                                                        $ 12,966,477
------------------------------------------------------------------------------------
               Tri-party Repurchase Agreements:
   91,649      Barclays Capital Plc, 0.01%, 7/1/11                      $     91,649
  903,298      Deutsche Bank AG, 0.01%, 7/1/11                               903,298
  903,298      HSBC Bank USA NA, 0.01%, 7/1/11                               903,298
2,709,895      RBS Securities, Inc., 0.02%, 7/1/11                         2,709,895
                                                                        ------------
                                                                        $  4,608,140
------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

18     Pioneer Real Estate Shares | Semiannual Report | 6/30/11

-----------------------------------------------------------------------
 Shares                                                      Value
-----------------------------------------------------------------------
               Money Market Mutual Funds:
 1,445,277     Dreyfus Preferred Money Market Fund         $  1,445,277
 1,445,277     Fidelity Prime Money Market Fund               1,445,277
                                                           ------------
                                                           $  2,890,554
                                                           ------------
               Total Securities Lending Collateral         $ 30,189,330
-----------------------------------------------------------------------
               TOTAL TEMPORARY CASH INVESTMENTS
               (Cost $30,189,330)                          $ 30,189,330
-----------------------------------------------------------------------
               TOTAL INVESTMENT IN SECURITIES -- 121.0%
               (Cost $104,491,103) (a)                     $174,707,305
-----------------------------------------------------------------------
               OTHER ASSETS AND LIABILITIES -- (21.0)%     $(30,356,359)
-----------------------------------------------------------------------
               TOTAL NET ASSETS -- 100.0%                  $144,350,946
=======================================================================

*   Non-income producing security.


(a) At June 30, 2011, the net unrealized gain on investments based on cost for federal income tax purposes of $110,387,924 was as follows:



       Aggregate gross unrealized gain for all investments in which there is an
         excess of value over tax cost                                             $70,317,768
       Aggregate gross unrealized loss for all investments in which there is an
         excess of tax cost over value                                              (5,998,387)
                                                                                   -----------
       Net unrealized gain                                                         $64,319,381
                                                                                   ===========

(b)   At June 30, 2011, the following securities were out on loan:



----------------------------------------------------------------
    Shares     Security                                Value
----------------------------------------------------------------
      9,400    American Campus Communities, Inc.       $ 333,888
      1,300    AvalonBay Communities, Inc. *             166,920
      7,500    Boston Properties, Inc.                   796,200
    230,700    DCT Industrial Trust, Inc.              1,206,561
    158,750    Developers Diversified Realty Corp.     2,238,375
     14,430    Digital Realty Trust, Inc.                891,485
    116,787    Dupont Fabros Technology, Inc.          2,943,033
     46,300    Entertainment Properties Trust          2,162,210
        300    Essex Property Trust, Inc.                 40,587
        800    Federal Realty Investment Trust            68,144
     14,700    Health Care REIT, Inc.                    770,721
     31,500    Kilroy Realty Corp.                     1,243,935
     45,000    Liberty Property Trust                  1,466,100
     39,900    The Macerich Co.                        2,134,650
     53,400    National Retail Properties, Inc.        1,308,834
      1,700    Omega Healthcare Investors, Inc.           35,717
     57,400    Piedmont Office Realty Trust, Inc.      1,170,386

The accompanying notes are an integral part of these financial statements.

                 Pioneer Real Estate Shares | Semiannual Report | 6/30/11     19

------------------------------------------------------------------------
    Shares       Security                                      Value
------------------------------------------------------------------------
      800      Public Storage, Inc.                          $    91,208
   11,800      Realty Income Corp.                               395,182
   78,300      Regency Centers Corp.                           3,442,851
    1,000      Starwood Hotels & Resorts Worldwide, Inc.          56,040
   70,000      Vornado Realty Trust                            6,522,600
------------------------------------------------------------------------
               Total                                         $29,485,627
========================================================================

(c)   Securities lending collateral is managed by Credit Suisse AG, New York
Branch.


Purchases and sales of securities (excluding temporary cash investments) for the six months ended June 30, 2011 aggregated $5,120,405 and $20,332,229, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

  Level 1 -- quoted prices in active markets for identical securities
  Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of June 30, 2011, in valuing the Fund's assets:



----------------------------------------------------------------------------------------------
                                  Level 1           Level 2           Level 3       Total
----------------------------------------------------------------------------------------------
 Common Stocks                  $144,517,975      $         --          $--       $144,517,975
 Temporary Cash Investments               --        27,298,776           --         27,298,776
 Money Market Mutual Funds         2,890,554                --           --          2,890,554
----------------------------------------------------------------------------------------------
 Total                          $147,408,529      $ 27,298,776          $--       $174,707,305
==============================================================================================


The accompanying notes are an integral part of these financial statements.

20     Pioneer Real Estate Shares | Semiannual Report | 6/30/11

Statement of Assets and Liabilities | 6/30/11 (unaudited)


ASSETS:
  Investment in securities (including securities loaned of
   $29,485,627) (cost $104,491,103)                           $174,707,305
  Cash                                                             225,878
  Receivables --
   Fund shares sold                                                387,522
   Dividends                                                       508,332
  Other                                                             33,187
---------------------------------------------------------------------------
     Total assets                                             $175,862,224
---------------------------------------------------------------------------
LIABILITIES:
  Payables --
   Fund shares repurchased                                    $  1,230,971
   Upon return of securities loaned                             30,189,330
  Due to affiliates                                                 34,773
  Accrued expenses                                                  56,204
---------------------------------------------------------------------------
     Total liabilities                                        $ 31,511,278
---------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                             $102,585,321
  Undistributed net investment income                               70,327
  Accumulated net realized loss on investments                 (28,520,904)
  Net unrealized gain on investments                            70,216,202
---------------------------------------------------------------------------
     Total net assets                                         $144,350,946
---------------------------------------------------------------------------
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $81,373,891/3,645,912 shares)             $      22.32
  Class B (based on $7,871,957/357,731 shares)                $      22.01
  Class C (based on $13,123,831/595,420 shares)               $      22.04
  Class Y (based on $41,981,267/1,882,351 shares)             $      22.30
MAXIMUM OFFERING PRICE:
  Class A ($22.32 [divided by] 94.25%)                        $      23.68
==========================================================================

The accompanying notes are an integral part of these financial statements.

                 Pioneer Real Estate Shares | Semiannual Report | 6/30/11     21

Statement of Operations (unaudited)

For the Six Months Ended 6/30/11

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $1,342)      $2,450,804
  Interest                                                     13,156
  Income from securities loaned, net                           30,625
--------------------------------------------------------------------------------------
     Total investment income                                               $ 2,494,585
--------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                          $  588,156
  Transfer agent fees
   Class A                                                     93,389
   Class B                                                     23,522
   Class C                                                     20,148
   Class Y                                                        441
  Distribution fees
   Class A                                                     98,514
   Class B                                                     40,719
   Class C                                                     63,160
  Shareholders communications expense                          41,850
  Administrative reimbursement                                 21,611
  Custodian fees                                                7,913
  Registration fees                                            27,603
  Professional fees                                            29,864
  Printing expense                                             27,069
  Fees and expenses of nonaffiliated trustees                   3,566
  Miscellaneous                                                13,259
--------------------------------------------------------------------------------------
     Total expenses                                                        $ 1,100,784
--------------------------------------------------------------------------------------
       Net investment income                                               $ 1,393,801
--------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                         $ 5,903,435
--------------------------------------------------------------------------------------
  Change in net unrealized gain on investments                             $ 7,132,078
--------------------------------------------------------------------------------------
  Net gain on investments                                                  $13,035,513
--------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                     $14,429,314
======================================================================================



The accompanying notes are an integral part of these financial statements.
22     Pioneer Real Estate Shares | Semiannual Report | 6/30/11

Statement of Changes in Net Assets

For the Six Months Ended 6/30/11 and the Year Ended 12/31/10, respectively



--------------------------------------------------------------------------------------------
                                                            Six Months
                                                            Ended
                                                            6/30/11             Year Ended
                                                            (unaudited)         12/31/10
--------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                       $  1,393,801        $  1,688,813
Net realized gain on investments                               5,903,435           2,248,995
Change in net unrealized gain on investments                   7,132,078          30,207,569
--------------------------------------------------------------------------------------------
   Net increase in net assets resulting from operations     $ 14,429,314        $ 34,145,377
--------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A ($0.19 and $0.22 per share, respectively)        $   (692,648)       $   (898,597)
   Class B ($0.07 and $0.09 per share, respectively)             (26,060)            (40,229)
   Class C ($0.10 and $0.14 per share, respectively)             (60,345)            (78,612)
   Class Y ($0.25 and $0.28 per share, respectively)            (544,421)           (671,375)
Tax return of capital:
   Class A ($0.00 and $0.16 per share, respectively)                  --            (666,925)
   Class B ($0.00 and $0.06 per share, respectively)                  --             (29,856)
   Class C ($0.00 and $0.10 per share, respectively)                  --             (58,345)
   Class Y ($0.00 and $0.21 per share, respectively)                  --            (498,284)
--------------------------------------------------------------------------------------------
     Total distributions to shareowners                     $ (1,323,474)       $ (2,942,223)
--------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                            $ 11,883,407        $ 34,716,476
Reinvestment of distributions                                    762,618           1,676,202
Cost of shares repurchased                                   (24,332,388)        (52,613,574)
--------------------------------------------------------------------------------------------
   Net decrease in net assets resulting from Fund share
     transactions                                           $(11,686,363)       $(16,220,896)
--------------------------------------------------------------------------------------------
   Net increase in net assets                               $  1,419,477        $ 14,982,258
NET ASSETS:
Beginning of period                                          142,931,469         127,949,211
--------------------------------------------------------------------------------------------
End of period                                               $144,350,946        $142,931,469
--------------------------------------------------------------------------------------------
Undistributed net investment income                         $     70,327        $         --
============================================================================================

The accompanying notes are an integral part of these financial statements.

                 Pioneer Real Estate Shares | Semiannual Report | 6/30/11     23

--------------------------------------------------------------------------------------------------
                                  '11 Shares      '11 Amount         '10 Shares        '10 Amount
                                  (unaudited)     (unaudited)
--------------------------------------------------------------------------------------------------
Class A
Shares sold                           400,027     $ 8,600,593            1,377,247     $26,131,518
Reinvestment of distributions          30,791         656,661               77,916       1,457,319
Less shares repurchased              (485,755)    (10,448,545)          (1,911,316)    (36,317,081)
--------------------------------------------------------------------------------------------------
   Net decrease                       (54,937)    $(1,191,291)            (456,153)    $(8,728,244)
==================================================================================================
Class B
Shares sold                            15,222     $   320,694               93,401     $ 1,699,378
Reinvestment of distributions           1,203          25,320                3,683          67,810
Less shares repurchased               (80,258)     (1,688,796)            (221,626)     (3,976,732)
--------------------------------------------------------------------------------------------------
   Net decrease                       (63,833)    $(1,342,782)            (124,542)    $(2,209,544)
==================================================================================================
Class C
Shares sold                            78,100     $ 1,635,816              179,010     $ 3,253,175
Reinvestment of distributions           2,683          56,424                6,599         121,594
Less shares repurchased               (84,847)     (1,791,855)            (156,163)     (2,805,338)
--------------------------------------------------------------------------------------------------
   Net increase (decrease)             (4,064)    $   (99,615)              29,446     $   569,431
==================================================================================================
Class Y
Shares sold                            61,975     $ 1,326,304              188,087     $ 3,632,405
Reinvestment of distributions           1,136          24,213                1,533          29,479
Less shares repurchased              (477,752)    (10,403,192)            (513,812)     (9,514,423)
--------------------------------------------------------------------------------------------------
   Net decrease                      (414,641)    $(9,052,675)            (324,192)    $(5,852,539)
==================================================================================================


The accompanying notes are an integral part of these financial statements.

24     Pioneer Real Estate Shares | Semiannual Report | 6/30/11

Financial Highlights
------------------------------------------------------------------------------------------------------------------------------------
                                                        Six Months
                                                        Ended
                                                        6/30/11       Year Ended  Year Ended   Year Ended    Year Ended   Year Ended
                                                        (unaudited)   12/31/10    12/31/09     12/31/08      12/31/07     12/31/06
------------------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                     $ 20.41       $ 16.24      $ 13.00     $   21.94     $  33.07     $  25.87
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                   $  0.20       $  0.21      $  0.35     $    0.43     $   0.36     $   0.28
 Net realized and unrealized gain (loss) on investments     1.90          4.34         3.37         (8.62)       (6.76)        8.88
------------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations     $  2.10       $  4.55      $  3.72     $   (8.19)    $  (6.40)    $   9.16
Distributions to shareowners:
 Net investment income                                     (0.19)        (0.22)       (0.34)        (0.46)       (0.36)       (0.28)
 Net realized gain                                            --            --           --            --        (4.37)       (1.68)
 Tax return of capital                                        --         (0.16)       (0.14)        (0.29)          --           --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value               $  1.91       $  4.17      $  3.24     $   (8.94)    $ (11.13)    $   7.20
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $ 22.32       $ 20.41      $ 16.24     $   13.00     $  21.94     $  33.07
====================================================================================================================================
Total return*                                              10.34%        28.25%       30.15%       (38.31)%     (19.39)%      35.79%
Ratio of net expenses to average net assets+                1.53%**       1.62%        1.85%         1.63%        1.36%        1.37%
Ratio of net investment income to average net assets+       1.88%**       1.17%        2.77%         2.10%        1.10%        0.98%
Portfolio turnover rate                                        7%**         14%          23%           18%          21%          20%
Net assets, end of period (in thousands)                 $81,374       $75,520      $67,510     $  55,353     $ 97,691     $163,088
Ratios with no waiver of fees and assumption
 of expenses by the Adviser and no reduction
 for fees paid indirectly:
 Net expenses                                               1.53%**       1.62%        1.85%         1.63%        1.36%        1.37%
 Net investment income                                      1.88%**       1.17%        2.77%         2.10%        1.10%        0.98%
Ratios with waiver of fees and assumption
 of expenses by the Adviser and reduction
 for fees paid indirectly:
 Net expenses                                               1.53%**       1.62%        1.85%         1.63%        1.35%        1.36%
 Net investment income                                      1.88%**       1.17%        2.77%         2.10%        1.11%        0.99%
====================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized.
+  Ratio with no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.

                  Pioneer Real Estate Shares | Semiannual Report | 6/30/11    25

Financial Highlights (continued)
------------------------------------------------------------------------------------------------------------------------------------
                                                        Six Months
                                                        Ended
                                                        6/30/11      Year Ended   Year Ended  Year Ended    Year Ended  Year Ended
                                                        (unaudited)  12/31/10     12/31/09    12/31/08      12/31/07    12/31/06
------------------------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                     $ 20.13      $ 16.03     $ 12.84      $ 21.68     $  32.74     $  25.64
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                   $  0.07      $ (0.04)    $  0.17      $  0.19     $   0.06     $   0.01
 Net realized and unrealized gain (loss) on investments     1.88         4.29        3.34        (8.50)       (6.68)        8.78
------------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations     $  1.95      $  4.25     $  3.51      $ (8.31)    $  (6.61)    $   8.79
Distributions to shareowners:
 Net investment income                                     (0.07)       (0.09)      (0.18)       (0.24)       (0.07)       (0.01)
 Net realized gain                                            --           --          --           --        (4.37)       (1.68)
 Tax return of capital                                        --        (0.06)      (0.14)       (0.29)          --           --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value               $  1.88      $  4.10     $  3.19      $ (8.84)    $ (11.06)    $   7.10
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $ 22.01      $ 20.13     $ 16.03      $ 12.84     $  21.68     $  32.74
====================================================================================================================================
Total return*                                               9.70%       26.60%      28.38%      (39.01)%     (20.14)%      34.51%
Ratio of net expenses to average net assets+                2.75%**      2.90%       3.25%        2.72%        2.28%        2.31%
Ratio of net investment income to average net assets+       0.63%**     (0.13)%      1.41%        0.89%        0.11%        0.00%(a)
Portfolio turnover rate                                        7%**        14%         23%          18%          21%          20%
Net assets, end of period (in thousands)                 $ 7,872      $ 8,484     $ 8,753      $ 8,428     $ 18,364     $ 35,442
Ratios with no waiver of fees and assumption
 of expenses by the Adviser and no reduction
 for fees paid indirectly:
 Net expenses                                               2.75%**      2.90%       3.25%        2.72%        2.28%        2.31%
 Net investment income (loss)                               0.63%**     (0.13)%      1.41%        0.89%        0.11%        0.00%(a)
Ratios with waiver of fees and assumption
 of expenses by the Adviser and reduction for fees
 paid indirectly:
 Net expenses                                               2.75%**      2.90%       3.25%        2.71%        2.26%        2.30%
 Net investment income                                      0.63%**     (0.13)%      1.41%        0.90%        0.13%        0.01%
====================================================================================================================================

(a) Amount rounds to less than 0.01% per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

26    Pioneer Real Estate Shares | Semiannual Report | 6/30/11

------------------------------------------------------------------------------------------------------------------------------------
                                                        Six Months
                                                        Ended
                                                        6/30/11       Year Ended  Year Ended   Year Ended    Year Ended   Year Ended
                                                        (unaudited)   12/31/10    12/31/09     12/31/08      12/31/07     12/31/06
------------------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                     $ 20.15       $ 16.06      $ 12.86      $   21.72     $  32.80     $ 25.68
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                   $  0.11       $  0.06      $  0.22      $    0.25     $   0.10     $  0.02
 Net realized and unrealized gain (loss) on investments     1.88          4.27         3.34          (8.53)       (6.70)       8.80
------------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations     $  1.99       $  4.33      $  3.56      $   (8.28)    $  (6.60)    $  8.82
Distributions to shareowners:
 Net investment income                                     (0.10)        (0.14)        (0.22)        (0.29)       (0.11)      (0.02)
 Net realized gain                                            --            --            --            --        (4.37)      (1.68)
 Tax return of capital                                        --         (0.10)        (0.14)        (0.29)          --          --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value               $  1.89       $  4.09      $  3.20      $   (8.86)    $ (11.08)    $  7.12
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $ 22.04       $ 20.15      $ 16.06      $   12.86     $  21.72     $ 32.80
====================================================================================================================================
Total return*                                               9.90%        27.08%        28.87%       (38.85)%     (20.07)%     34.60%
Ratio of net expenses to average net assets+                2.38%**       2.50%         2.89%         2.50%        2.17%       2.24%
Ratio of net investment income to average net assets+       1.03%**       0.31%         1.76%         1.18%        0.26%       0.10%
Portfolio turnover rate                                        7%**         14%           23%           18%          21%         20%
Net assets, end of period (in thousands)                 $13,124       $12,082      $  9,153     $   7,619     $ 15,139     $27,209
Ratios with no waiver of fees and assumption
 of expenses by the Adviser and no reduction
 for fees paid indirectly:
 Net expenses                                               2.38%**       2.50%         2.89%         2.50%        2.17%       2.24%
 Net investment income                                      1.03%**       0.31%         1.76%         1.18%        0.26%       0.10%
Ratios with waiver of fees and assumption
 of expenses by the Adviser and reduction
 for fees paid indirectly:
 Net expenses                                               2.38%**       2.50%         2.89%         2.49%        2.16%       2.23%
 Net investment income                                      1.03%**       0.31%         1.76%         1.19%        0.27%       0.11%
====================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized.
+  Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

                  Pioneer Real Estate Shares | Semiannual Report | 6/30/11    27

Financial Highlights (continued)
------------------------------------------------------------------------------------------------------------------------------------
                                                         Six Months
                                                         Ended
                                                         6/30/11       Year Ended  Year Ended  Year Ended   Year Ended  Year Ended
                                                         (unaudited)   12/31/10    12/31/09    12/31/08     12/31/07    12/31/06
------------------------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                      $ 20.39       $ 16.23      $ 12.98     $ 21.90     $ 33.03     $ 25.84
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                    $  0.26       $  0.33      $  0.44     $  0.54     $  0.49     $  0.42
 Net realized and unrealized gain (loss) on investments      1.90          4.32         3.40       (8.59)      (6.75)       8.87
------------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations      $  2.16       $  4.65      $  3.84     $ (8.05)    $ (6.26)    $  9.29
Distributions to shareowners:
 Net investment income                                      (0.25)        (0.28)       (0.45)      (0.58)      (0.50)      (0.42)
 Net realized gain                                             --            --           --          --       (4.37)      (1.68)
 Tax return of capital                                         --         (0.21)       (0.14)      (0.29)         --          --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                $  1.91       $  4.16      $  3.25     $ (8.92)    $(11.13)    $  7.19
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $ 22.30       $ 20.39      $ 16.23     $ 12.98     $ 21.90     $ 33.03
====================================================================================================================================
Total return*                                               10.66%        28.97%       31.38%     (37.90)%    (19.03)%     36.43%
Ratio of net expenses to average net assets+                 0.99%**       1.00%        1.06%       1.02%       0.90%       0.87%
Ratio of net investment income to average net assets+        2.37%**       1.79%        3.49%       2.76%       1.81%       1.54%
Portfolio turnover rate                                         7%**         14%          23%         18%         21%         20%
Net assets, end of period (in thousands)                  $41,981       $46,845      $42,533     $26,233     $44,729     $46,436
Ratios with no waiver of fees and assumption
 of expenses by the Adviser and no reduction
 for fees paid indirectly:
 Net expenses                                                0.99%**       1.00%        1.06%       1.02%       0.90%       0.87%
 Net investment income                                       2.37%**       1.79%        3.49%       2.76%       1.81%       1.54%
Ratios with waiver of fees and assumption
 of expenses by the Adviser and reduction for
 fees paid indirectly:
 Net expenses                                                0.99%**       1.00%        1.06%       1.02%       0.90%       0.87%
 Net investment income                                       2.37%**       1.79%        3.49%       2.76%       1.81%       1.54%
====================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
** Annualized.
+  Ratio with no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.

28    Pioneer Real Estate Shares | Semiannual Report | 6/30/11

Notes to Financial Statements | 6/30/11 (unaudited)


1. Organization and Significant Accounting Policies

Pioneer Real Estate Shares (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek long-term growth of capital. Current income is a secondary objective.

The Fund offers four classes of shares designated as Class A, Class B, Class C and Class Y shares. Effective as of the close of business on December 31, 2009, Class B shares are no longer offered to new or existing shareholders, except that dividends and/or capital gain distributions may continue to be reinvested in Class B shares, and shareholders may exchange their Class B shares for Class B shares of other Pioneer funds, as permitted by existing exchange privileges. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares. Class B shares convert to Class A shares approximately eight years after the date of purchase.

Because the Fund may invest a substantial portion of its assets in Real Estate Investment Trusts (REITs), the Fund may be subject to certain risks associated with direct investments in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults of their borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass through of income under


                 Pioneer Real Estate Shares | Semiannual Report | 6/30/11     29
the Internal Revenue Code or its failure to maintain exemption from registration under the Investment Company Act of 1940. The Fund's prospectus contains unaudited information regarding the Fund's principal risks. Please refer to that document when considering the Fund's principal risks.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:


A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
   (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities that have traded on an exchange are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued at the mean between the last bid and asked prices. Securities for which market prices and/or quotations are not readily available or are considered to be unreliable are valued using fair value methods pursuant to procedures adopted by the Board of Trustees.

   Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times.

   The Fund may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund's net asset value. Thus, the valuation of the Fund's securities may differ from exchange prices.

   At June 30, 2011, there were no securities that were valued using fair value methods (other than securities that were valued using prices supplied by independent pricing services). Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. Short-term fixed income securities with remaining maturities of sixty days or less generally are valued at amortized cost. Money market mutual funds are valued at net asset value.


30     Pioneer Real Estate Shares | Semiannual Report | 6/30/11

   Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.


B. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years for the prior three fiscal years remain subject to examination by tax authorities.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

   A portion of the dividend income recorded by the Fund is from distributions by publicly traded REITs, and such distributions for tax purposes may also consist of capital gains and return of capital. The actual return of capital and capital gains portions of such distributions will be determined by formal notifications from the REITs subsequent to the calendar year-end. Distributions received from the REITs that are determined to be a return of capital are recorded by the Fund as a reduction of the cost basis of the securities held and those determined to be capital gain are reflected as such on the Statement of Operations.

   Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.


                 Pioneer Real Estate Shares | Semiannual Report | 6/30/11     31

   The tax character of current year distributions payable will be determined at the end of the Fund's taxable year. The tax character of distributions paid during the year ended December 31, 2010 was as follows:



--------------------------------------------------------------------------------
                                                                            2010
--------------------------------------------------------------------------------
   Distributions paid from:
   Ordinary income                                                    $1,688,813
   Tax return of capital                                               1,253,410
--------------------------------------------------------------------------------
      Total                                                           $2,942,223
--------------------------------------------------------------------------------

   The following shows the components of distributable earnings on a federal income tax basis at December 31, 2010:



--------------------------------------------------------------------------------
                                                                            2010
--------------------------------------------------------------------------------
   Distributable earnings:
   Capital loss carryforward                                      $ (27,852,362)
   Post-October loss deferred                                          (675,156)
   Unrealized appreciation                                           57,187,303
--------------------------------------------------------------------------------
      Total                                                       $  28,659,785
--------------------------------------------------------------------------------

   The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.


C. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned $8,144 in underwriting commissions on the sale of Class A shares during the six months ended June 30, 2011.


D. Class Allocations

   Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note 4). Class Y shares do not pay distribution fees. All expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

   Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment


32     Pioneer Real Estate Shares | Semiannual Report | 6/30/11
   income dividends to Class A, Class B, Class C and Class Y shares can reflect different transfer agent and distribution expense rates.


E. Securities Lending

   The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a securities loan transaction, the Fund typically receives cash collateral from the borrower equal to at least the value of the securities loaned, which is invested in temporary investments. Credit Suisse AG, New York Branch, as the Fund's securities lending agent, manages the Fund's securities lending collateral. The income earned on the investment of collateral is shared with the borrower and the lending agent in payment of any rebate due to the borrower with respect to the securities loan, and in compensation for the lending agent's services to the Fund. The Fund also continues to receive payments in lieu of dividends or interest on the securities loaned. Gain or loss on the value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The amount of the collateral is required to be adjusted daily to reflect any price fluctuation in the value of the loaned securities. If the required market value of the collateral is less than the value of the loaned securities, the borrower is required to deliver additional collateral for the account of the Fund prior to the close of business on that day. The Fund has the right, under the lending agreement, to terminate the loan and recover the securities from the borrower with prior notice. The Fund is required to return the cash collateral to the borrower and could suffer a loss if the value of the collateral, as invested, has declined.


F. Repurchase Agreements

   With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or a subcustodian of the Fund. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.


2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.80% of the Fund's average daily net assets up to $1 billion; and 0.75% of the Fund's average daily net assets over $1 billion. PIM pays a portion of the fee it receives from the Fund to AEW Capital Management, L.P. as compensation for sub-advisory services to the Fund.


                 Pioneer Real Estate Shares | Semiannual Report | 6/30/11     33

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $3,276 in management fees, administrative costs and certain other reimbursements payable to PIM at June 30, 2011.


3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimburses PIMSS for out-of-pocket expenses incurred by PIMSS related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts. For the six months ended June 30, 2011, such out-of-pocket expenses by class of shares were as follows:



--------------------------------------------------------------------------------
 Shareholder Communications:
--------------------------------------------------------------------------------
 Class A                                                                 $26,909
 Class B                                                                   7,761
 Class C                                                                   5,471
 Class Y                                                                   1,709
--------------------------------------------------------------------------------
    Total                                                                $41,850
--------------------------------------------------------------------------------

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $30,368 in transfer agent fees and out-of-pocket reimbursements payable to PIMSS at June 30, 2011.


4. Distribution Plan

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B and Class C shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays PFD 1.00% of the average daily net assets attributable to Class B and Class C shares. The fee for Class B and Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $1,129 in distribution fees payable to PFD at June 30, 2011.



34     Pioneer Real Estate Shares | Semiannual Report | 6/30/11

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (within 12 months for purchases made on or after April 1, 2009). Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class Y shares. Proceeds from the CDSCs are paid to PFD. For the six months ended June 30, 2011, CDSCs in the amount of $5,490 were paid to PFD.


5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended June 30, 2011, the Fund's expenses were not reduced under such arrangements.


6. Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), participates in a $165 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of the amount available under the facility or the limits set for borrowing by the Fund's prospectus and the 1940 Act. Interest on borrowings is payable at the higher of the London Interbank Offered Rate (LIBOR) on the borrowing date plus 1.25% on an annualized basis or the Federal Funds Rate on the borrowing date plus 1.25% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among participating Funds based on an allocation schedule set forth in the credit agreement. For the six months ended June 30, 2011, the Fund had no borrowings under this agreement.


7. Subsequent Events

On August 5, 2011, Standard & Poor's Ratings Services (S&P) lowered its credit rating of the United States' long-term debt from AAA to AA+, with a "Negative" outlook. S&P reaffirmed its top (A-1+) rating on the U.S. government's short-term debt. S&P's downgrade reflects their opinion that the fiscal consolidation plan, that Congress and the Obama Administration agreed to on August 2, 2011 falls short of what would be necessary to stabilize the government's medium-term debt dynamics. The downgrade also reflects S&P's opinion that the effectiveness, stability, and predictability of U.S. policymaking and political institutions have weakened at a time of ongoing fiscal and economic


                 Pioneer Real Estate Shares | Semiannual Report | 6/30/11     35
challenges to a degree more than they envisioned when S&P assigned a negative outlook to the rating on April 18, 2011. The long-term effect of the downgrade is uncertain at this time.

In preparing these financial statements, PIM has evaluated the impact of all events and transactions for potential recognition or disclosure and has determined that there were no additional subsequent events requiring recognition or disclosure in the financial statements.


36     Pioneer Real Estate Shares | Semiannual Report | 6/30/11

Trustees, Officers and Service Providers

Trustees                          Officers
John F. Cogan, Jr., Chairman      John F. Cogan, Jr., President
David R. Bock                     Daniel K. Kingsbury, Executive  Vice President
Mary K. Bush                      Mark E. Bradley, Treasurer
Benjamin M. Friedman              Christopher J. Kelley, Secretary
Margaret B.W. Graham
Daniel K. Kingsbury
Thomas J. Perna
Marguerite A. Piret
Stephen K. West


Investment Adviser and Administrator
Pioneer Investment Management, Inc.


Investment Subadviser
AEW Capital Management, L.P.


Custodian
Brown Brothers Harriman & Co.


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Bingham McCutchen LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at us.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.


                 Pioneer Real Estate Shares | Semiannual Report | 6/30/11     37

                           This page for your notes.

38     Pioneer Real Estate Shares | Semiannual Report | 6/30/11

                           This page for your notes.

                 Pioneer Real Estate Shares | Semiannual Report | 6/30/11     39

                           This page for your notes.

40     Pioneer Real Estate Shares | Semiannual Report | 6/30/11

                           This page for your notes.

                 Pioneer Real Estate Shares | Semiannual Report | 6/30/11     41

                           This page for your notes.

42     Pioneer Real Estate Shares | Semiannual Report | 6/30/11

                           This page for your notes.

                 Pioneer Real Estate Shares | Semiannual Report | 6/30/11     43

                           This page for your notes.

44     Pioneer Real Estate Shares | Semiannual Report | 6/30/11

How To Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.


Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                               1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                            1-800-225-4321

Retirement plans information                                    1-800-622-0176


Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                               1-800-225-4240


Our internet e-mail address                 ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)



Visit our web site: us.pioneerinvestments.com





This report must be preceded or accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Real Estate Shares


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 29, 2011


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 29, 2011


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date August 29, 2011

* Print the name and title of each signing officer under his or her signature.